Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments in Associates and Joint Ventures

10.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table shows the value of the investments in associates and joint ventures at an aggregate level as of December 31, 2020, 2019 and 2018:

	2020	2019	2018
Amount of investments in associates	9,938	6,419	2,374
Amount of investments in joint ventures	97,186	61,183	30,324
Provision for impairment of investments in associates and joint ventures	(12)	(12)	(12)

	107,112	67,590	32,686

The main movements during the years ended December 31, 2020, 2019 and 2018, which affected the value of the aforementioned investments, correspond to:

	2020	2019	2018
Amount at the beginning of year	67,590	32,686	6,045
Acquisitions and contributions	—	4,826	280
Income on investments in associates and joint ventures	13,270	7,968	4,839
Translation differences	26,458	20,673	3,180
Distributed dividends	(2,717)	(811)	(583)
Interest maintained in YPF EE	—	—	17,285	(1)
Adjustment for inflation (2)	2,511	1,510	1,640
Capitalization in joint ventures	—	738	—

Amount at the end of year	107,112	67,590	32,686

(1)	Corresponds to the fair value of the interest maintained in the investment in YPF EE following the loss of control. See Note 3.
(2)
Corresponds to adjustment for inflation of opening balances of associates and joint ventures with the Peso as functional currency, which was charged to other comprehensive income, as detailed in Note 2.b.1.

The following table shows the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity method therein, for the years ended December 31, 2020, 2019 and 2018. The Group has adjusted, if applicable, the values reported by these companies to adapt them to the accounting criteria used by the Group for the calculation of the equity method value in the aforementioned dates:

	Associates			Joint ventures
	2020	2019	2018	2020	2019	2018
Net income	1,618	2,032	1,025	11,652	5,936	3,814
Other comprehensive income	2,844	1,764	406	26,125	20,419	4,414

Comprehensive income for the year	4,462	3,796	1,431	37,777	26,355	8,228

The Group does not have investments in subsidiaries with significant non-controlling
interests. Likewise, the Group does not have investments in associates and joint ventures that are significant, with the exception of the investment in YPF EE.
The management information corresponding to YPF EE’s assets and liabilities as of December 31, 2020, 2019 and 2018, as well as the net profit as of such dates are detailed below:

	2020 (1)	2019 (1)	2018 (1)
Noncurrent assets	148,384	96,219	35,682
Current assets	30,659	26,622	12,596

Total assets	179,043	122,841	48,278

Noncurrent liabilities	70,190	57,799	13,348
Current liabilities	38,059	19,503	9,776

Total liabilities	108,249	77,302	23,124

Total shareholders’ equity	70,794	45,539	25,154

	2020 (1)	2019 (1)	2018 (1)
Revenues	21,416	16,114	4,181
Costs	(10,013)	(7,706)	(1,655)

Gross profit	11,403	8,408	2,526

Operating profit	11,366	7,796	4,686
Income from equity interests in associates and joint ventures	356	778	673
Net financial results	(2,015)	(1,989)	280

Net profit before income tax	9,707	6,585	5,639

Income tax	(3,797)	(2,359)	(1,150)

Net profit	5,910	4,226	4,489

(1)
On this information, accounting adjustments have been made for the calculation of equity interest and results of YPF EE. The equity and adjusted results do not differ significantly from the YPF EE financial information disclosed here.

The following table shows information of the subsidiaries:

					Information of the issuer
	Description of the Securities						Last available financial statements
Name and Issuer	Class	Face Value		Amount	Main Business	Registered Address	Date	Capital stock	Net profit/ (loss)	Equity	Holding in Capital Stock
Subsidiaries: (7)
YPF International S.A. (6)	Common	Bs.	100	66,897	Investment	La Plata 19 Street, Santa Cruz de la Sierra, Bolivia	12-31-20	15	—	109	100.00%

YPF Holdings Inc. (6)	Common	US$	0.01	810,513	Investment and finance	10333 Richmond Avenue I, Suite 1050, TX, United States	12-31-20	68,124	(8)	(18,070)	100.00%

Operadora de Estaciones de Servicios S.A.	Common	$	1	163,701,747	Commercial management of YPF’s gas stations	Macacha Güemes 515, Buenos Aires, Argentina	12-31-20	164	(831)	5,036	99.99%

A-Evangelista S.A.	Common	$	1	11,714,952,101	Engineering and construction services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-20	307	(2,596)	8,188	100.00%

Metrogas S.A.	Common	$	1	398,419,700	Providing the public service of natural gas distribution	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina	12-31-20	569	(5,401)	14,398	70.00%

YPF Chile S.A. (6)	Common	—	—	50,968,649	Lubricants and aviation fuels trading and hydrocarbons research and exploration	Villarica 322; Módulo B1, Qilicura, Santiago, Chile	12-31-20	3,838	(137)	2,568	100.00%

YPF Tecnología S.A.	Common	$	1	234,291,000	Investigation, development, production and marketing of technologies, knowledge, goods and services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-20	459	16	3,714	51.00%

Compañía de Inversiones Mineras S.A.	Common	$	1	236,474,420	Exploration, exploitation, processing, management, storage and transport of all types of minerals; assembly, construction and operation of facilities and structures and processing of products related to mining	Macacha Güemes 515, Buenos Aires, Argentina	12-31-20	236	(90)	12	100.00%

The following table shows the investments in associates and joint ventures:

	12-31-2020														12-31-2019
						Information of the issuer
	Description of the Securities								Last available financial statements
Name and Issuer	Class	Face Value		Amount	Book value (2)	Cost (1)	Main Business	Registered Address	Date	Capital stock	Net profit / (loss)	Equity	Holding in Capital Stock		Book Value (2)
Joint Ventures: (5)

YPF Energía Eléctrica S.A. (6)	Common		$1	1,879,916,921	53,609	1,085	Exploration, exploitation, industrialization and marketing of hydrocarbons and generation, transport and marketing of electric energy	Macacha Güemes 515, Buenos Aires, Argentina	12-31-20	3,747	5,911	70,795	75.00%		35,382

Compañía Mega S.A. (6)	Common		$1	244,246,140	7,733	—	Separation, fractionation and transportation of natural gas liquids	San Martín 344, 10th floor, Buenos Aires, Argentina	09-30-20	643	1,148	17,694	38.00%		5,211

Profertil S.A. (6)	Common		$1	391,291,320	16,951	—	Production and marketing of fertilizers	Alicia Moreau de Justo 740, 3rd floor, Buenos Aires, Argentina	09-30-20	783	3,870	34,055	50.00%		10,778

Refinería del Norte S.A.	Common		$1	45,803,655	2,220	—	Refining	Maipú 1, 2nd floor, Buenos Aires, Argentina	09-30-20	92	(652))	4,432	50.00%		1,881

Oleoducto Loma Campana-Lago Pellegrini S.A. (6)	Common		$1	738,139,164	1,143	738	Construction and exploitation of a pipeline, oil transport and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery	Macacha Güemes 515, Buenos Aires, Argentina	12-31-20	868	(226))	1,006	85.00%		762

CT Barragán S.A. (6)	Common		$1	4,279,033,952	14,981	4,348	Production and generation of electric energy	Maipú 1, Buenos Aires, Argentina	12-31-20	8,558	9,528	29,998	50.00%		6,799

					96,637	6,171									60,813

Associates:

Oleoductos del Valle S.A. (6)	Common		$10	4,072,749	2,998	—	Oil transportation by pipeline	Florida 1, 10th floor, Buenos Aires, Argentina	09-30-20	110	1,684	10,442	37.00%		1,778

Terminales Marítimas Patagónicas S.A.	Common		$10	476,034	1,295	—	Oil storage and shipment	Av. Leandro N. Alem 1180, 11th floor, Buenos Aires, Argentina	09-30-20	14	478	3,522	33.15%		711

Oiltanking Ebytem S.A. (6)	Common		$10	351,167	1,145	—	Hydrocarbon transportation and storage	Terminal Marítima Puerto Rosales – Provincia de Buenos Aires, Argentina.	12-31-20	12	1,043	3,654	30.00%		871

Central Dock Sud S.A. (6)	Common		$0.01	11,869,095,145	2,079	—	Electric power generation and bulk marketing	Pasaje Ingeniero Butty 220, 16th floor, Buenos Aires, Argentina	12-31-20	1,231	1,087	20,286	10.25	% (4)	1,542

YPF Gas S.A.	Common		$1	59,821,434	1,655	—	Gas fractionation, bottling, distribution and transport for industrial and/ or residential use	Macacha Güemes 515, Buenos Aires, Argentina	09-30-20	176	1,116	6,316	33.99%		965

Other companies:

Other (3)	—	—	—	—	1,315	648		—	—	—	—	—	—		922

					10,487	648									6,789

					107,124	6,819									67,602

(1)	Corresponds to cost and contributions, net of dividends collected and capital reductions.
(2)	Corresponds to holding in shareholders’ equity plus adjustments to conform to YPF accounting principles.
(3)
Includes Gasoducto del Pacífico (Cayman) Ltd., Gasoducto del Pacífico (Argentina) S.A., A&C Pipeline Holding Company, Oleoducto Trasandino (Chile) S.A., Oleoducto Trasandino (Argentina) S.A., Bizoy S.A., Civeny S.A., Bioceres S.A., Petrofaro S.A. and Sustentator S.A.

(4)	Additionally, the Group has a 22.49% indirect holding in capital stock through YPF EE.
(5)	As stipulated by shareholders’ agreement, joint control is held in this company by shareholders.
(6)	The dollar has been defined as the functional currency of this company.
(7)
Additionally, consolidates YPF Services USA Corp., YPF Europe B.V., YPF Brasil Comércio Derivado de Petróleo Ltda, Wokler Investment S.A., YPF Colombia S.A.S., Miwen S.A., Eleran Inversiones 2011 S.A.U., Lestery S.A., Energía Andina S.A and YPF Ventures S.A.U.